Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000000131 [Member] | U S Related [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000000131 [Member] | Net Other Assets and Liabilities Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000000131 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000000131 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000000131 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000000131 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000000131 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000000131 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000000131 [Member] | Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000000131 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000000131 [Member] | Nursing Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000000131 [Member] | School District [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000000131 [Member] | Tobacco Settlement [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000000131 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000000131 [Member] | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000000131 [Member] | ARIZONA
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000000131 [Member] | ARKANSAS
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000000131 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000000131 [Member] | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000000131 [Member] | DISTRICT OF COLUMBIA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000000131 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000000131 [Member] | GEORGIA
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000000131 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000000131 [Member] | IOWA
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000000131 [Member] | KENTUCKY
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000000131 [Member] | LOUISIANA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000000131 [Member] | MASSACHUSETTS
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000000131 [Member] | MICHIGAN
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000000131 [Member] | MINNESOTA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000000131 [Member] | NEVADA
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000000131 [Member] | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000000131 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000000131 [Member] | NORTH CAROLINA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000000131 [Member] | OHIO
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000000131 [Member] | OREGON
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000000131 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000000131 [Member] | SOUTH CAROLINA
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000000131 [Member] | TENNESSEE
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000000131 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000000131 [Member] | WASHINGTON
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000000131 [Member] | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000000131 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000000131 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000000133 [Member] | U S Related [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000000133 [Member] | Net Other Assets and Liabilities Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000000133 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000000133 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000000133 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000000133 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000000133 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000000133 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000000133 [Member] | Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000000133 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000000133 [Member] | Nursing Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000000133 [Member] | School District [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000000133 [Member] | Tobacco Settlement [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000000133 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000000133 [Member] | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000000133 [Member] | ARIZONA
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000000133 [Member] | ARKANSAS
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000000133 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000000133 [Member] | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000000133 [Member] | DISTRICT OF COLUMBIA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000000133 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000000133 [Member] | GEORGIA
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000000133 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000000133 [Member] | IOWA
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000000133 [Member] | KENTUCKY
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000000133 [Member] | LOUISIANA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000000133 [Member] | MASSACHUSETTS
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000000133 [Member] | MICHIGAN
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000000133 [Member] | MINNESOTA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000000133 [Member] | NEVADA
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000000133 [Member] | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000000133 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000000133 [Member] | NORTH CAROLINA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000000133 [Member] | OHIO
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000000133 [Member] | OREGON
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000000133 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000000133 [Member] | SOUTH CAROLINA
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000000133 [Member] | TENNESSEE
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000000133 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000000133 [Member] | WASHINGTON
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000000133 [Member] | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000000133 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000000133 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000173300 [Member] | U S Related [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000173300 [Member] | Net Other Assets and Liabilities Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000173300 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000173300 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000173300 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000173300 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000173300 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000173300 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000173300 [Member] | Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000173300 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000173300 [Member] | Nursing Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000173300 [Member] | School District [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000173300 [Member] | Tobacco Settlement [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000173300 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000173300 [Member] | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000173300 [Member] | ARIZONA
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000173300 [Member] | ARKANSAS
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000173300 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000173300 [Member] | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000173300 [Member] | DISTRICT OF COLUMBIA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000173300 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000173300 [Member] | GEORGIA
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000173300 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000173300 [Member] | IOWA
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000173300 [Member] | KENTUCKY
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000173300 [Member] | LOUISIANA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000173300 [Member] | MASSACHUSETTS
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000173300 [Member] | MICHIGAN
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000173300 [Member] | MINNESOTA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000173300 [Member] | NEVADA
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000173300 [Member] | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000173300 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000173300 [Member] | NORTH CAROLINA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000173300 [Member] | OHIO
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000173300 [Member] | OREGON
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000173300 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000173300 [Member] | SOUTH CAROLINA
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000173300 [Member] | TENNESSEE
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000173300 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000173300 [Member] | WASHINGTON
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000173300 [Member] | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000173300 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000173300 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000173299 [Member] | U S Related [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000173299 [Member] | Net Other Assets and Liabilities Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000173299 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000173299 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000173299 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000173299 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000173299 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000173299 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000173299 [Member] | Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000173299 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000173299 [Member] | Nursing Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000173299 [Member] | School District [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000173299 [Member] | Tobacco Settlement [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000173299 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000173299 [Member] | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000173299 [Member] | ARIZONA
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000173299 [Member] | ARKANSAS
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000173299 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000173299 [Member] | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000173299 [Member] | DISTRICT OF COLUMBIA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000173299 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000173299 [Member] | GEORGIA
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000173299 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000173299 [Member] | IOWA
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000173299 [Member] | KENTUCKY
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000173299 [Member] | LOUISIANA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000173299 [Member] | MASSACHUSETTS
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000173299 [Member] | MICHIGAN
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000173299 [Member] | MINNESOTA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000173299 [Member] | NEVADA
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000173299 [Member] | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000173299 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000173299 [Member] | NORTH CAROLINA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000173299 [Member] | OHIO
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000173299 [Member] | OREGON
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000173299 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000173299 [Member] | SOUTH CAROLINA
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000173299 [Member] | TENNESSEE
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000173299 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000173299 [Member] | WASHINGTON
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000173299 [Member] | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000173299 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000173299 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000001400 [Member] | U S Related [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000001400 [Member] | Net Other Assets and Liabilities Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000001400 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000001400 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000001400 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000001400 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000001400 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000001400 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000001400 [Member] | Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000001400 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000001400 [Member] | Nursing Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000001400 [Member] | School District [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000001400 [Member] | Tobacco Settlement [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000001400 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000001400 [Member] | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000001400 [Member] | ARIZONA
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000001400 [Member] | ARKANSAS
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000001400 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000001400 [Member] | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000001400 [Member] | DISTRICT OF COLUMBIA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000001400 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000001400 [Member] | GEORGIA
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000001400 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000001400 [Member] | IOWA
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000001400 [Member] | KENTUCKY
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000001400 [Member] | LOUISIANA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000001400 [Member] | MASSACHUSETTS
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000001400 [Member] | MICHIGAN
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000001400 [Member] | MINNESOTA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000001400 [Member] | NEVADA
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000001400 [Member] | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000001400 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000001400 [Member] | NORTH CAROLINA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000001400 [Member] | OHIO
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000001400 [Member] | OREGON
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000001400 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000001400 [Member] | SOUTH CAROLINA
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000001400 [Member] | TENNESSEE
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000001400 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000001400 [Member] | WASHINGTON
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000001400 [Member] | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000001400 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000001400 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%